GENERAL	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
GENERAL
NOTE 1:-       GENERAL

a.
Mer Telemanagement Solutions Ltd. (the "Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries (the "Group") is a worldwide provider of telecom expense management (“TEM”), mobile virtual network enabler (“MVNE”), mobile money solutions and online video advertising solutions and services.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, namely, MTS IntegraTRAK Inc. and MTS Asia Ltd., respectively, act as marketing and customer service organizations in those countries.

On April 1, 2015, the Company acquired 100% of the outstanding shares of Vexigo Ltd. ("Vexigo"), a privately-held Israeli-based software company supporting video advertising over the internet and mobile devices (for further information refer to Note 3 - Business Combination). Vexigo is a global provider of online video advertising software and services delivering compelling results through a propriety in-house technology and an easy-to-use and very effective publishing platform specifically designed for content publishers. The online video advertising is provided through Vexigo, which has proprietary in-house technology solution specifically designed for content publishers. The Vexigo solution for online and mobile platforms supports multiple ad formats and interactive ad units.

The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

b.
In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil. Such subsidiary's results of operations were classified as discontinued operations in the statement of operations.

The summarized results of operations for TABS Brazil Ltda. for the years ended December 31, 2013, 2014 and 2015, are as follows:

	Year ended December 31,
	2013	2014	2015

Net income from discontinued operations	$73	$80	$177

Basic and diluted net income per Ordinary share from discontinued operations	$0.02	$0.02	$0.02

c.	The Company has incurred an accumulated deficit of approximately $19,483 since inception. As of December 31, 2015, the Company's total shareholders' equity amounted to $6,149. During the year ended December 31, 2015, the Company incurred operating loss of $4,705 and cash flows provided by operating activities amounting to $818.

As of December 31, 2015, the Company had $3,578 in cash and cash equivalents and short-term marketable securities, out of which $134 held by the Company is pledged to secure future rent payments for the company's facilities in Israel.

As stated above, the Company acquired 100% of the outstanding shares of Vexigo in consideration of the payment of $3,000 at closing and two payments of $500 each that were to be paid three months and six months following the closing date. The agreement further provides for earn-out payments of up to $16,000 over a 5.5 years period from the closing date, based on the earnings of the Vexigo product line.

On May 11, 2015, the Company issued to its shareholders an aggregate of 227,271, Ordinary Shares, pursuant to a share purchase agreement. The aggregate purchase price for such 227,271 Ordinary Shares was $500 all of which amounts were paid.

In September 2015, the former shareholders agreed that payment of the two remaining installments related to the acquisition proceeds, in the total amount of $1,000 would be postponed until January 1, 2016. Total net shareholder's contribution is $20.

Subsequent to the balance sheet date, the Company renegotiated and extended $2,600 of payments due to Vexigo's former shareholders. The new payment schedule end in October 2017. As part of this arrangement, the parties also agreed that if, at any time, Company's cash balance will be lower than $2,500, than the Company will stop payments until its cash balances return to that level. For further information refer to Note 14 Subsequent Event.

The Company believes that its cash on hand as of December 31, 2015 and cash flow from operations in 2016 will be sufficient to meet its working capital and capital expenditure requirements for at least the following 12 months. In the event the Company is not successful in generating sufficient cash from its current operations, the Company may be required to obtain financing from outside sources or reduce its level of expenditures.